Note 13. Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Text Block]
NOTE 13 - COMMITMENTS AND CONTINGENCIES

The Company is party to litigation and claims arising in the normal course of business.  Management, after consultation with legal counsel, believes that the liabilities, if any, arising from such litigation and claims will not be material to the Company’s financial position.